Segment Reporting	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting
17.
Segment Reporting

The Company is organized and operates as one reportable segment, which carries out business activities related to the design, development, manufacturing, and marketing of products and services. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews operating results and profitability metrics at a consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance.

The CODM assesses performance of the Company and decides how to allocate resources based on net income (loss) that is also reported on the consolidated income statement. Significant segment expenses are consistent with those presented on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets, and total capital expenditures, depreciation, and amortization are reported on the consolidated statements of cash flows. The CODM is involved in determining and reviewing projected net income and income from operations as part of the annual operating plan process. Throughout the year, the CODM considers forecast to actual results and variances on a monthly and quarterly basis to allocate resources for the Company.

The following table presents selected financial information with respect to the Company’s single reportable segment as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2025	2026	2025	2026
Revenues	$186,224	$378,709	$515,575	$958,387
Cost of Revenues	118,059	247,513	317,210	627,483
Gross Profit	68,165	131,196	198,365	330,904
Operating Expenses
Selling, general and administrative expenses	32,108	78,518	87,911	200,246
Depreciation and amortization	13,657	13,342	46,508	40,069
Total operating expenses	45,765	91,860	134,419	240,315
Income from Operations	22,400	39,336	63,946	90,589
Total Other Expense, net	(12,065)	(10,457)	(37,786)	(43,711)
Income Tax Expense	(1,896)	(4,404)	(3,953)	(6,938)
Net Income	$8,439	$24,475	$22,207	$39,940

14.
Segment Reporting

The Company is organized and operates as one reportable segment, which carries out business activities related to the design, development, manufacture and marketing of products and services. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews operating results and profitability metrics at a consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance.

The accounting policies of the consolidated segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance of the Company and decides how to allocate resources based on net income (loss) that is also reported on the consolidated income statement. Significant segment expenses are consistent with those presented on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets, and total capital expenditures and depreciation and amortization is reported on the consolidated statements of cash flows. The CODM is involved in determining and reviewing projected net income and income from operations as part of the annual operating plan process.

Throughout the year, the CODM considers forecast to actual results and variances on a monthly and quarterly basis to allocate resources for the Company.

The following table presents selected financial information with respect to the Company’s single operating segment as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues	$64,478	$181,310	$753,188
Cost of Revenues	40,664	113,570	475,122
Gross Profit	23,814	67,740	278,066
Operating Expenses
Selling, general and administrative expenses	11,321	52,077	146,270
Depreciation and amortization	93	20,418	59,559
Total Operating Expenses	11,414	72,495	205,829
Income (Loss) from Operations	12,400	(4,755)	72,237
Total Other Expense, net	(749)	(20,404)	(49,451)
Income Tax (Expense) Benefit	(3,190)	5,957	(5,340)
Net Income (Loss)	$8,461	$(19,202)	$17,446

All of the Company’s long-lived tangible assets, as well as the Company’s operating lease right-of-use assets recognized on the consolidated balance sheets were located within North America. Substantially all of the Company’s revenues are generated in North America.